NOTE 13: SECURED LOAN PAYABLE (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Note 13 Secured Loan Payable
Beginning of period	$ 717,460	$ 676,849	$ 638,537
Interest	44,251	40,611	38,312
End of period	$ 761,711	$ 717,460	$ 676,849